******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22721
Reporting Period: 07/01/2012 - 06/30/2013
KKR Alternative Corporate Opportunities Fund




UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-22721)


KKR Alternative Corporate Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code:(415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2013


Item 1. Proxy Voting Record.


================= KKR Alternative Corporate Opportunities Fund =================


GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 06, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Daniel F. Akerson        For       For          Management
1b    Elect Director David Bonderman          For       Against      Management
1c    Elect Director Erroll B. Davis, Jr.     For       For          Management
1d    Elect Director Stephen J. Girsky        For       For          Management
1e    Elect Director E. Neville Isdell        For       For          Management
1f    Elect Director Robert D. Krebs          For       For          Management
1g    Elect Director Kathryn V. Marinello     For       For          Management
1h    Elect Director Michael G. Mullen        For       For          Management
1i    Elect Director James J. Mulva           For       For          Management
1j    Elect Director Patricia F. Russo        For       For          Management
1k    Elect Director Thomas M. Schoewe        For       For          Management
1l    Elect Director Theodore M. Solso        For       For          Management
1m    Elect Director Carol M. Stephenson      For       For          Management
1n    Elect Director Cynthia A. Telles        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Require Independent Board Chairman      Against   Against      Shareholder
5     Stock Retention/Holding Period          Against   For          Shareholder


--------------------------------------------------------------------------------

GREAT LAKES DREDGE & DOCK CORPORATION

Ticker:       GLDD           Security ID:  390607109
Meeting Date: MAY 08, 2013   Meeting Type: Annual
Record Date:  MAR 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carl A. Albert           For       For          Management
1.2   Elect Director Jonathan W. Berger       For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan


--------------------------------------------------------------------------------

VERINT SYSTEMS INC.

Ticker:       VRNT           Security ID:  92343X100
Meeting Date: JUN 25, 2013   Meeting Type: Annual
Record Date:  MAY 02, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dan Bodner               For       For          Management
1.2   Elect Director Victor DeMarines         For       For          Management
1.3   Elect Director John Egan                For       For          Management
1.4   Elect Director Larry Myers              For       For          Management
1.5   Elect Director Richard Nottenburg       For       For          Management
1.6   Elect Director Howard Safir             For       For          Management
1.7   Elect Director Earl Shanks              For       For          Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT


SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Alternative Corporate Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date  8/13/13

* Print the name and title of each signing officer under his or her signature.